Changes in Shareholders' Equity - Schedule of Changes in Shareholders' Equity (Details) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0
Share issuance upon initial public offering, issuance cost	$ 894,379